UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                                                       -----------------
        Check here if Amendment [ ]; Amendment Number: _________________

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Harrold J. McComas
               ------------------------------------
Address        c/o Foley & Lardner
               ------------------------------------
               777 East Wisconsin Avenue
               ------------------------------------
               Milwaukee, Wisconsin 53202
               ------------------------------------

Form 13F File Number:  28-4363
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Harrold J. McComas
               ------------------------------------
Title:         n/a
               ------------------------------------
Phone:         (414) 297-5748
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Harrold J. McComas        Milwaukee, Wisconsin              February 4, 2002
----------------------        ------------------------------    ---------------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name
     --------------------       ----
     28-3097                    Bank One Wisconsin Trust Company, N.A.
     28-2903                    Campbell Newman Asset Management, Inc.
     28-1526                    Fiduciary Management, Inc.
     28-3354                    Firstar Investment Research & Management Company
     28-0274                    M&I Investment Management Corp.
     Pending                    Northstar Capital Management, Inc.
     28-0290                    Northern Trust Corporation
     28-2353                    Scudder Kemper Investments
     28-1823                    Stein Roe & Farnham

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   ------------------

Form 13F Information Table Entry Total:            24

Form 13F Information Table Value Total:            $ 70,775,000
                                                   ------------
                                                     (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     Form 13F INFORMATION TABLE
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  Column 1          Column 2          Column 3       Column 4            Column 5        Column 6     Column 7         COLUMN 8
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                                                      Value      Shrs or          Put/   Investment    Other       Voting authority
Name of issuer    Title of class       CUSIP         (x$1000)    prn amt  SH/PRN  Call   Discretion   Managers    Sole  Shared  None
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
AMERICAN
INTERNATIONAL
GROUP                COM            026874 10 7     1,374,000    17,300     SH            OTHER                         17,300
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BANC ONE CORP        COM            06423A 10 3     1,660,000    42,500     SH            OTHER                         42,500
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CITIGROUP, INC.      COM            172967101        2,196,000   43,500     SH            OTHER                         43,500
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COCA COLA CO         COM            191216 10 0      3,800,000   80,600     SH            OTHER                         80,600
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COLGATE
PALMOLIVE CO         COM            194162 10 3      4,580,000   79,300     SH            OTHER                         79,300
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FEDERAL
NATIONAL
MORTGAGE             COM            313586 10 9      2,544,000   32,000     SH            OTHER                         32,000
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GENERAL ELEC
CO                   COM            369604 10 3    10,934,000   272,800     SH            OTHER                        272,800
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GILLETTE CO          COM            365766 10 2     1,055,000    31,600     SH            OTHER                         31,600
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J.P.MORGAN
CHASE & CO.          COM            46625H 10 0     2,555,000    70,280     SH            OTHER                         70,280
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JOHNSON &
JOHNSON              COM            478160 10 4     6,430,000   108,800     SH            OTHER                        108,800
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KIMBERLY
CLARK CORP           COM            494368 10 3     2,153,000    36,000     SH            OTHER                         36,000
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MARSHALL &
ILSLEY CORP          COM            571834 10 0     2,310,000    36,500     SH            OTHER                         36,500
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MC DONALDS
CORP                 COM            580135 10 1       159,000     6,000     SH            OTHER                          6,000
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MERCK & CO           COM            589331 10 7     1,723,000    29,300     SH            OTHER                         29,300
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MINNESOTA MNG
& MFG CO             COM            604059 10 5     2,813,000    23,800     SH            OTHER                         23,800
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NORTHERN TR
CORP                 COM            665859 10 4     5,986,000    99,400     SH            OTHER                         99,400
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PFIZER INC           COM            717081 10 3     6,097,000   153,000     SH            OTHER                        153,000
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PROCTER &
GAMBLE CO            COM            742718 10 9     3,957,000    50,000     SH            OTHER                         50,000
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ROYAL DUTCH          NEW  YORK
PET CO               1.25 GLDR      780257 80 4       588,000    12,000     SH            OTHER                         12,000
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SCHERING
PLOUGH CORP          COM            806605 10 1     1,432,000    40,000     SH            OTHER                         40,000
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TRIBUNE CO.          COM            896047 10 7       262,000     7,000     SH            OTHER                          7,000
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US BANCORP           COM            902973 30 4     1,716,000    82,000     SH            OTHER                         82,000
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VERIZON COMM         COM            92343V 10 4       688,000    14,500     SH            OTHER                         14,500
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WALGREEN CO.         COM            931422 10 9     3,763,000   111,800     SH            OTHER                        111,800
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